Short-Term Investments (Details) - Schedule of short-term investment - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of short-term investment [Abstract]
Wealth management products, cost	$ 10,034,523	$ 4,597,701
Structured deposits	29,815,146
Add: Accrued interest receivable	816,948	83,142
Total short-term investments	$ 40,666,617	$ 4,680,843